ACCUMULATED OTHER COMPREHENSIVE LOSS - Change in Other Comprehensive Loss By Component (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 19,154	$ 16,434
Net current period other comprehensive income (loss)	(1,631)	615	$ (665)
Ending balance	15,030	19,154	16,434
Total
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(3,491)	(4,135)	(3,475)
Other comprehensive income (loss) before reclassifications	(1,990)	590	(681)
Amounts reclassified from accumulated other comprehensive loss	200	54	21
Spin-off	135
Net current period other comprehensive income (loss)	(1,655)	644	(660)
Ending balance	(5,146)	(3,491)	(4,135)
Foreign Exchange Translation Adjustment
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(2,872)	(3,101)	(2,832)
Other comprehensive income (loss) before reclassifications	(1,201)	229	(269)
Amounts reclassified from accumulated other comprehensive loss	180	0	0
Spin-off	114
Net current period other comprehensive income (loss)	(907)	229	(269)
Ending balance	(3,779)	(2,872)	(3,101)
Pension and Other Postretirement Benefit Adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(642)	(1,055)	(648)
Other comprehensive income (loss) before reclassifications	(769)	343	(477)
Amounts reclassified from accumulated other comprehensive loss	22	70	70
Spin-off	11
Net current period other comprehensive income (loss)	(736)	413	(407)
Ending balance	(1,378)	(642)	(1,055)
Changes in Fair Value of Available for Sale Investments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(1)	(2)	(7)
Other comprehensive income (loss) before reclassifications	6	1	5
Amounts reclassified from accumulated other comprehensive loss	0	0	0
Spin-off	0
Net current period other comprehensive income (loss)	6	1	5
Ending balance	5	(1)	(2)
Changes in Fair Value of Cash Flow Hedges
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	24	23	12
Other comprehensive income (loss) before reclassifications	(26)	17	60
Amounts reclassified from accumulated other comprehensive loss	(2)	(16)	(49)
Spin-off	10
Net current period other comprehensive income (loss)	(18)	1	11
Ending balance	$ 6	$ 24	$ 23